Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) AIRCRAFT	Dec. 31, 2024	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) AIRCRAFT	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) SEGMENT	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | SEGMENT						1
Outstanding letters of credit to be collateralized by amounts on deposit, classified as restricted cash	$ 3,000,000			$ 3,000,000		$ 3,000,000	$ 3,100,000
Asset impairment				111,838,000	$ 43,043,000	73,709,000	54,343,000	$ 171,824,000
Impairment loss held for sale	12,400,000					$ 73,700,000	50,600,000	62,100,000
Revenue recognition percentage						(9.80%)
Lease revenue	5,700,000		$ 33,700,000	25,900,000	$ 68,600,000	$ 123,000,000	$ 144,700,000	$ 158,400,000
Deferred revenue						$ 9,600,000
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenue from Contract with Customer, Excluding Assessed Tax			Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Current and non-current deferred credit contract liability balances	0			0		$ 4,100,000	$ 5,100,000
Recognized deferred credits within contract revenue	3,200,000		300,000	4,100,000	$ 1,300,000	1,800,000	1,700,000	$ 900,000
Contract assets balances						6,100,000	8,800,000
Contract cost amortization						2,700,000	1,000,000	0
Amortization of heavy maintenance and major overhaul costs charged to depreciation and amortization expense	200,000		700,000	1,300,000	1,500,000	3,200,000	3,100,000	1,900,000
Deferred heavy maintenance balance, net of accumulated amortization	0			0		6,400,000	8,000,000
Engine overhaul expense	9,200,000		5,500,000	19,300,000	11,300,000	23,000,000	32,400,000	23,600,000
Engine overhaul pass-through expense	9,100,000		5,500,000	19,300,000	11,200,000	23,500,000	31,900,000	21,700,000
Insurance claim reimbursement net of engine overhaul expense						500,000
Airframe check expense	7,600,000		4,600,000	15,900,000	11,000,000	22,900,000	23,400,000	22,100,000
Airframe check pass-through expense	6,200,000		$ 3,200,000	14,000,000	7,000,000	16,300,000	16,900,000		$ 3,200,000
Impairment loss						0	0	10,500,000
Cash flow provided by operations				(33,951,000)	$ 8,388,000	34,244,000	(24,091,000)	13,362,000
Working capital deficit						113,200,000
Accumulated deficit	(335,323,000)			(335,323,000)		(162,134,000)	(71,119,000)
Cash and cash equivalents	54,116,000			54,116,000		15,621,000	32,940,000
Deferred revenue	$ 700,000			$ 5,000,000		11,400,000	3,000,000
Number of air craft leased from third parties | AIRCRAFT				0
E-175 Aircraft [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of aircraft sold | AIRCRAFT	18
Property and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Asset impairment								$ 109,700,000
Long Lived Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Asset impairment						0	0
Aircraft [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for obsolete expendable parts and supplies						$ 4,700,000	$ 4,100,000
Percentage of short term leases						7.00%
Aircraft and Rotable Spare Parts [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, salvage value, percentage						20.00%
Letter of Credit [Member]
Summary Of Significant Accounting Policies [Line Items]
Letter of credit facility, amount						$ 6,000,000